Preferred shares (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Expected dividends paid per common share
Expected volatility in the price of common shares		65.00%	80.00%
Risk free interest rate		1.00%	1.20%
Preferred Shares [Member]
Expected dividends paid per common share	0
Expected life in years	1 year 10 months 24 days
Expected volatility in the price of common shares	62.00%
Risk free interest rate	1.00%
Weighted average fair value per Right at grant date	0.60